Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues	$ 5,280	$ 0	$ 5,280	$ 41,771
Cost of sales	1,275	0	1,275	21,121
Gross Profit	4,005	0	4,005	20,650
Operating Expenses
General and administrative	7,569	11,121	22,009	40,056
Payroll expense	112,541	0	250,820	0
Professional fees	88,421	240,919	464,917	672,256
Patent license fees	0	1,644	0	4,932
Amortization of intangible assets	12,477	12,477	37,295	37,159
Total Operating Expenses	221,008	266,161	775,041	754,403
Other Income (Expense)
Gain (loss) on change in FMV of derivative liability	(18,103)	25,181	172,558	(114,051)
Gain (loss) on extinguishment of debt	0	(16,205)	120,000	(16,205)
Interest expense	(100,701)	(72,681)	(333,039)	(640,404)
Other Income	10,000	0	10,000	409
Total Other Income (Expense)	(108,804)	(63,705)	(30,481)	(770,251)
Net Loss Before Income Taxes	(325,807)	(329,866)	(801,517)	(1,504,004)
Provision for income tax	0	0	0	0
Net Loss	(325,807)	(329,866)	(801,517)	(1,504,004)
Convertible preferred stock dividend	(5,626)	0	(16,694)	0
Net Loss Attributable to Common Stockholders	$ (331,433)	$ (329,866)	$ (818,211)	$ (1,504,004)
Net Loss Per Share Attributable to Common Stockholders - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Weighted Average Shares Outstanding Attributable to Common Stockholders - Basic and Diluted	209,650,048	98,736,959	188,036,903	99,156,375